Other Financial Information - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 232,435	$ 187,831	$ 271,097	$ 257,868
Restricted cash	2,631	2,041	6,011
Accounts receivable, net	99,578	86,219
Due from affiliate companies	18,856	8,328
Total current assets	413,728	339,986
Vessels, port terminals and other fixed assets, net	1,875,291	1,808,855
Deposits for vessel acquisitions	17,315	28
Investment in available-for-sale securities	7,280	7,660
Investment in affiliates	340,375	335,303	303,103
Long-term receivable from affiliate companies	7,167	5,144
Loan receivable from affiliate companies	5,491	2,660
Total non-current assets	2,663,309	2,579,627
Total assets	3,077,037	2,919,613	2,973,691
Current liabilities
Accounts payable	69,368	51,692
Accrued expenses and other liabilities	101,047	64,199
Deferred income and cash received in advance	10,419	13,215
Current portion of capital lease obligations	1,544	1,400
Current portion of long-term debt	22,261	19,261
Total current liabilities	204,639	149,767
Capital lease obligations, net of current portion	21,650	22,359
Unfavorable lease terms	24,607	27,074
Other long-term liabilities and deferred income	22,556	25,221
Deferred tax liability	15,093	13,869
Total non-current liabilities	1,686,357	1,580,511
Total liabilities	1,890,996	1,730,278
Noncontrolling interest	111,772	123,640
Total Navios Holdings stockholders' equity	1,074,269	1,065,695
Total liabilities and stockholders' equity	3,077,037	2,919,613
Navios Maritime Holdings Inc. Issuer
Current assets
Cash and cash equivalents	47,341	33,769	52,530	79,213
Intercompany receivables	8,506
Due from affiliate companies	3,787	4,861
Prepaid expenses and other current assets	5
Total current assets	59,639	38,630
Investments in subsidiaries	1,619,258	1,632,901
Investment in affiliates	326,270	318,399
Other long-term assets	18,350	19,079
Goodwill and other intangibles	90,979	92,372
Total non-current assets	2,054,857	2,062,751
Total assets	2,114,496	2,101,381
Current liabilities
Accounts payable	1,141	267
Accrued expenses and other liabilities	39,086	16,307
Intercompany payables		19,112
Total current liabilities	40,227	35,686
Long-term debt, net of current portion	1,000,000	1,000,000
Total non-current liabilities	1,000,000	1,000,000
Total liabilities	1,040,227	1,035,686
Total Navios Holdings stockholders' equity	1,074,269	1,065,695
Total liabilities and stockholders' equity	2,114,496	2,101,381
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	68,707	67,492	94,023	133,116
Restricted cash	2,631	2,041
Accounts receivable, net	64,908	64,716
Intercompany receivables		48,395
Due from affiliate companies	15,069	3,467
Prepaid expenses and other current assets	36,620	37,874
Total current assets	187,935	223,985
Vessels, port terminals and other fixed assets, net	1,450,894	1,413,004
Deposits for vessel acquisitions	17,315
Investments in subsidiaries	268,401	282,197
Investment in available-for-sale securities	7,280	7,660
Investment in affiliates	442	5,122
Long-term receivable from affiliate companies	7,167	5,144
Loan receivable from affiliate companies	5,491	2,660
Other long-term assets	18,450	20,296
Goodwill and other intangibles	91,382	97,813
Total non-current assets	1,866,822	1,833,896
Total assets	2,054,757	2,057,881
Current liabilities
Accounts payable	31,818	27,765
Accrued expenses and other liabilities	42,199	29,582
Deferred income and cash received in advance	7,022	12,331
Intercompany payables	76,298	97,546
Current portion of long-term debt	22,192	19,192
Total current liabilities	179,529	186,416
Long-term debt, net of current portion	227,026	198,373
Unfavorable lease terms	24,607	27,074
Other long-term liabilities and deferred income	15,654	18,352
Total non-current liabilities	267,287	243,799
Total liabilities	446,816	430,215
Noncontrolling interest		4,050
Total Navios Holdings stockholders' equity	1,607,941	1,623,616
Total liabilities and stockholders' equity	2,054,757	2,057,881
Non Guarantor Subsidiaries
Current assets
Cash and cash equivalents	116,387	86,570	124,544	45,539
Accounts receivable, net	34,670	21,503
Intercompany receivables	71,305	71,305
Prepaid expenses and other current assets	23,603	17,693
Total current assets	245,965	197,071
Vessels, port terminals and other fixed assets, net	424,397	395,879
Investment in affiliates	13,663	11,782
Other long-term assets	31,307	28,602
Goodwill and other intangibles	159,922	161,815
Total non-current assets	629,289	598,078
Total assets	875,254	795,149
Current liabilities
Accounts payable	36,409	23,660
Accrued expenses and other liabilities	19,762	18,310
Deferred income and cash received in advance	3,397	884
Intercompany payables	3,513	3,042
Current portion of capital lease obligations	1,544	1,400
Current portion of long-term debt	69	69
Total current liabilities	64,694	47,365
Long-term debt, net of current portion	375,425	293,615
Capital lease obligations, net of current portion	21,650	22,359
Other long-term liabilities and deferred income	6,902	6,869
Deferred tax liability	15,093	13,869
Total non-current liabilities	419,070	336,712
Total liabilities	483,764	384,077
Noncontrolling interest	111,772	119,590
Total Navios Holdings stockholders' equity	279,718	291,482
Total liabilities and stockholders' equity	875,254	795,149
Eliminations
Current assets
Intercompany receivables	(79,811)	(119,700)
Total current assets	(79,811)	(119,700)
Investments in subsidiaries	(1,887,659)	(1,915,098)
Total non-current assets	(1,887,659)	(1,915,098)
Total assets	(1,967,470)	(2,034,798)
Current liabilities
Intercompany payables	(79,811)	(119,700)
Total current liabilities	(79,811)	(119,700)
Total liabilities	(79,811)	(119,700)
Total Navios Holdings stockholders' equity	(1,887,659)	(1,915,098)
Total liabilities and stockholders' equity	(1,967,470)	(2,034,798)
Total
Current assets
Cash and cash equivalents	232,435	187,831	271,097	257,868
Restricted cash	2,631	2,041
Accounts receivable, net	99,578	86,219
Intercompany receivables	0	0
Due from affiliate companies	18,856	8,328
Prepaid expenses and other current assets	60,228	55,567
Total current assets	413,728	339,986
Vessels, port terminals and other fixed assets, net	1,875,291	1,808,883
Deposits for vessel acquisitions	17,315
Investments in subsidiaries	0	0
Investment in available-for-sale securities	7,280	7,660
Investment in affiliates	340,375	335,303
Long-term receivable from affiliate companies	7,167	5,144
Loan receivable from affiliate companies	5,491	2,660
Other long-term assets	68,107	67,977
Goodwill and other intangibles	342,283	352,000
Total non-current assets	2,663,309	2,579,627
Total assets	3,077,037	2,919,613
Current liabilities
Accounts payable	69,368	51,692
Accrued expenses and other liabilities	101,047	64,199
Deferred income and cash received in advance	10,419	13,215
Intercompany payables	0	0
Current portion of capital lease obligations	1,544	1,400
Current portion of long-term debt	22,261	19,261
Total current liabilities	204,639	149,767
Long-term debt, net of current portion	1,602,451	1,491,988
Capital lease obligations, net of current portion	21,650	22,359
Unfavorable lease terms	24,607	27,074
Other long-term liabilities and deferred income	22,556	25,221
Deferred tax liability	15,093	13,869
Total non-current liabilities	1,686,357	1,580,511
Total liabilities	1,890,996	1,730,278
Noncontrolling interest	111,772	123,640
Total Navios Holdings stockholders' equity	1,074,269	1,065,695
Total liabilities and stockholders' equity	$ 3,077,037	$ 2,919,613